Additional Information-Financial Statement Schedule I - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net cash provided by/(used in) operating activities	$ 4,444	$ 7,468	$ 12,210
Net cash provided by investing activities	51,326	2,108	284
Net cash (used in)/provided by financing activities	(5,489)	653	(26,712)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	47,154	8,096	(17,043)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	18,713	16,610	11,115
CASH AND CASH EQUIVALENTS, END OF THE YEAR	117,292	18,713	16,610
CDTV Holding [Member]
Net cash provided by/(used in) operating activities	11,050	(1,631)	27,294
Net cash provided by investing activities
Net cash (used in)/provided by financing activities	(11,985)	700	(28,966)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(935)	(931)	(1,672)
CASH AND CASH EQUIVALENTS, BEGINNING OF THE YEAR	1,551	2,482	4,154
CASH AND CASH EQUIVALENTS, END OF THE YEAR	$ 616	$ 1,551	$ 2,482